Net fee and commission income (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net fee And Commission Income [Line Items]
Net fee and commission income	$ 23,438	$ 18,610	$ 19,023
Increase / (decrease) of net fee and commission income	$ 4,828